Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2022
Share-Based Payment Arrangements [Abstract]
Schedule of Other Equity Instruments
A summary of activity under the plans as of December 31, 2022, December 31, 2021, and changes during the years ending on those dates, is presented below:

Program	LTPP 2018		LTIP 2018
	Number of options	Weighted average exercise price US$	Number of options	Weighted average exercise price US$

Awards outstanding at January 1, 2021	4,026,250	0.10	5,571,250	0.60
Awards granted	—	n/a	2,373,750	0.86
Awards forfeited	—	n/a	—	n/a
Awards exercised	(2,000,000)	0.09	(7,080,000)	0.11
Awards outstanding at December 31, 2021	2,026,250	0.04	865,000	3.26
with maximum term (years)	—	n/a	—	n/a
thereof exercisable	1,483,750	0.01	865,000	3.26
Awards outstanding at January 1, 2022	2,026,250	0.04	865,000	3.26
Awards granted	—	n/a	—	n/a
Awards forfeited	(31,250)	0.11	—	n/a
Awards exercised	(746,250)	0.03	(505,000)	2.32
Awards outstanding at December 31, 2022	1,248,750	0.04	360,000	4.59
with maximum term (years)	—	n/a	—	n/a
thereof exercisable	1,038,750	0.03	360,000	4.59

Program	LTIP 2020 Class A shares		LTIP 2020 Class B shares
	Number of options	Weighted average exercise price US$	Number of options	Weighted average exercise price US$

Awards outstanding at January 1, 2021	—	n/a	—	n/a
Awards granted	5,757,296	8.05	10,552,670	0.77
Awards forfeited	(10,000)	7.78	—	n/a
Awards exercised	(59,485)	9.14	—	n/a
Awards outstanding at December 31, 2021	5,687,811	8.04	10,552,670	0.77
with maximum term (years)	—	n/a	—	n/a
thereof exercisable	5,687,811	8.04	10,552,670	0.77
Awards outstanding at January 1, 2022	5,687,811	8.04	10,552,670	0.77
Awards granted	2,694,843	8.28	5,259,830	0.77
Awards forfeited	(2,500)	7.73	—	n/a
Awards exercised	(3,440,590)	7.87	—	n/a
Awards outstanding at December 31, 2022	4,939,564	8.28	15,812,500	0.77
with maximum term (years)	—	n/a	—	n/a
thereof exercisable	4,939,564	8.28	15,812,500	0.77

Program	OEPP 2018	BoD 2019	SLIA 2019

Awards outstanding at January 1, 2021	1,225,000	25,326	4,700,000
Awards granted	—	16,833	—
Awards forfeited	(22,500)	—	—
Awards exercised	(1,072,500)	(25,326)	—
Awards outstanding at December 31, 2021	130,000	16,833	4,700,000
with maximum term (years)	—	—	5
thereof exercisable	130,000	—	—
Awards outstanding at January 1, 2022	130,000	16,833	4,700,000
Awards granted	—	31,612	—
Awards forfeited	—	—	—
Awards exercised	(115,000)	(48,445)	—
Awards outstanding at December 31, 2022	15,000	—	4,700,000
with maximum term (years)	—	—	4
thereof exercisable	15,000	n/a	—

Program	LTIP 2021 RSUs	LTIP 2021 PSUs	Founders' Plan 2021	Tax Recognition 2022

Awards outstanding at January 1, 2021	—	—	—	—
Awards granted	285,818	—	699,648	—
Awards forfeited	—	—	—	—
Awards exercised	(284,230)	—	(576,320)	—
Awards outstanding at December 31, 2021	1,588	—	123,328	—
with maximum term (years)	—	—	—	—
thereof exercisable	712	—	123,328	—
Awards outstanding at January 1, 2022	1,588	—	123,328	—
Awards granted	116,551	37,808	—	127,297
Awards forfeited	(507)	—	—	—
Awards exercised	(110,467)	—	(69,997)	(127,297)
Awards outstanding at December 31, 2022	7,165	37,808	53,331	—
with maximum term (years)	—	—	—	—
thereof exercisable	—	—	53,331	n/a

Schedule of Share Options
A summary of activity under the plans as of December 31, 2022, December 31, 2021, and changes during the years ending on those dates, is presented below:

Program	LTPP 2018		LTIP 2018
	Number of options	Weighted average exercise price US$	Number of options	Weighted average exercise price US$

Awards outstanding at January 1, 2021	4,026,250	0.10	5,571,250	0.60
Awards granted	—	n/a	2,373,750	0.86
Awards forfeited	—	n/a	—	n/a
Awards exercised	(2,000,000)	0.09	(7,080,000)	0.11
Awards outstanding at December 31, 2021	2,026,250	0.04	865,000	3.26
with maximum term (years)	—	n/a	—	n/a
thereof exercisable	1,483,750	0.01	865,000	3.26
Awards outstanding at January 1, 2022	2,026,250	0.04	865,000	3.26
Awards granted	—	n/a	—	n/a
Awards forfeited	(31,250)	0.11	—	n/a
Awards exercised	(746,250)	0.03	(505,000)	2.32
Awards outstanding at December 31, 2022	1,248,750	0.04	360,000	4.59
with maximum term (years)	—	n/a	—	n/a
thereof exercisable	1,038,750	0.03	360,000	4.59

Program	LTIP 2020 Class A shares		LTIP 2020 Class B shares
	Number of options	Weighted average exercise price US$	Number of options	Weighted average exercise price US$

Awards outstanding at January 1, 2021	—	n/a	—	n/a
Awards granted	5,757,296	8.05	10,552,670	0.77
Awards forfeited	(10,000)	7.78	—	n/a
Awards exercised	(59,485)	9.14	—	n/a
Awards outstanding at December 31, 2021	5,687,811	8.04	10,552,670	0.77
with maximum term (years)	—	n/a	—	n/a
thereof exercisable	5,687,811	8.04	10,552,670	0.77
Awards outstanding at January 1, 2022	5,687,811	8.04	10,552,670	0.77
Awards granted	2,694,843	8.28	5,259,830	0.77
Awards forfeited	(2,500)	7.73	—	n/a
Awards exercised	(3,440,590)	7.87	—	n/a
Awards outstanding at December 31, 2022	4,939,564	8.28	15,812,500	0.77
with maximum term (years)	—	n/a	—	n/a
thereof exercisable	4,939,564	8.28	15,812,500	0.77

Program	OEPP 2018	BoD 2019	SLIA 2019

Awards outstanding at January 1, 2021	1,225,000	25,326	4,700,000
Awards granted	—	16,833	—
Awards forfeited	(22,500)	—	—
Awards exercised	(1,072,500)	(25,326)	—
Awards outstanding at December 31, 2021	130,000	16,833	4,700,000
with maximum term (years)	—	—	5
thereof exercisable	130,000	—	—
Awards outstanding at January 1, 2022	130,000	16,833	4,700,000
Awards granted	—	31,612	—
Awards forfeited	—	—	—
Awards exercised	(115,000)	(48,445)	—
Awards outstanding at December 31, 2022	15,000	—	4,700,000
with maximum term (years)	—	—	4
thereof exercisable	15,000	n/a	—

Program	LTIP 2021 RSUs	LTIP 2021 PSUs	Founders' Plan 2021	Tax Recognition 2022

Awards outstanding at January 1, 2021	—	—	—	—
Awards granted	285,818	—	699,648	—
Awards forfeited	—	—	—	—
Awards exercised	(284,230)	—	(576,320)	—
Awards outstanding at December 31, 2021	1,588	—	123,328	—
with maximum term (years)	—	—	—	—
thereof exercisable	712	—	123,328	—
Awards outstanding at January 1, 2022	1,588	—	123,328	—
Awards granted	116,551	37,808	—	127,297
Awards forfeited	(507)	—	—	—
Awards exercised	(110,467)	—	(69,997)	(127,297)
Awards outstanding at December 31, 2022	7,165	37,808	53,331	—
with maximum term (years)	—	—	—	—
thereof exercisable	—	—	53,331	n/a

Valuation Inputs, Other Equity Instruments
Parameters taken into account in the valuation:

LTIP 2018	2/28/2021	2/28/2021
Grant date	Class A options (non-US)	Class A options (US)

Share price on the measurement date (CHF)	7.30	7.30
Expected life of the award on the grant date (years)	5.0	5.0
Contractual life remaining (years)	3.2 years	3.2 years
Exercise price (CHF)	0.10	7.30
Expected dividend yield (%)	—	—
Risk-free interest rate (%)	(0.60)	(0.60)
Expected volatility of the share price (%)	40.73	40.73
Option value (CHF)	7.29	2.49

LTIP 2020	12/6/2022	12/6/2022
Grant date	Class A options	Class B options

Share price on the measurement date (CHF)	16.83	1.68
Expected life of the award on the grant date (years)	—	—
Contractual life remaining (years)	—	—
Exercise price (CHF)	7.26 - 10.65	0.73
Expected dividend yield (%)	—	—
Risk-free interest rate (%)	n/a	n/a
Expected volatility of the share price (%)	n/a	n/a
Option value (CHF)	6.18 - 9.57	0.96

LTIP 2020	2/28/2021	10/1/2021	10/1/2021	10/1/2021
Grant date	Class A options	Class A options	Class B options	Class A RSUs

Share price on the measurement date (CHF)	7.30	28.33	2.83	28.33
Expected life of the award on the grant date (years)	7.0	0.2	0.2	n/a
Contractual life remaining (years)	5.2 years	—	—	n/a
Exercise price (CHF)	7.11 - 7.30	7.18 - 11.48	0.71	n/a
Expected dividend yield (%)	—	—	—	—
Risk-free interest rate (%)	(0.41)	0.04	0.04	n/a
Expected volatility of the share price (%)	40.51	31.00	31.00	n/a
Option value (CHF)	2.92 - 2.97	16.85 - 21.15	2.12	n/a

LTIP 2021	3/31/2022	3/31/2022	6/24/2022	9/23/2022
Grant date	Class A RSUs	Class A PSUs	Class A PSUs	Class A PSUs

Share price on the measurement date (CHF)	23.22	23.22	18.13	16.84

Founders' Plan 2021	10/1/2021
Grant date	Class A RSUs

Share price on the measurement date (CHF)	28.33

Tax Recognition Plan 2022	12/19/2022
Grant date	Class A shares

Share price on the measurement date (CHF)	15.25

Valuation Inputs, Share Options
Parameters taken into account in the valuation:

LTIP 2018	2/28/2021	2/28/2021
Grant date	Class A options (non-US)	Class A options (US)

Share price on the measurement date (CHF)	7.30	7.30
Expected life of the award on the grant date (years)	5.0	5.0
Contractual life remaining (years)	3.2 years	3.2 years
Exercise price (CHF)	0.10	7.30
Expected dividend yield (%)	—	—
Risk-free interest rate (%)	(0.60)	(0.60)
Expected volatility of the share price (%)	40.73	40.73
Option value (CHF)	7.29	2.49

LTIP 2020	12/6/2022	12/6/2022
Grant date	Class A options	Class B options

Share price on the measurement date (CHF)	16.83	1.68
Expected life of the award on the grant date (years)	—	—
Contractual life remaining (years)	—	—
Exercise price (CHF)	7.26 - 10.65	0.73
Expected dividend yield (%)	—	—
Risk-free interest rate (%)	n/a	n/a
Expected volatility of the share price (%)	n/a	n/a
Option value (CHF)	6.18 - 9.57	0.96

LTIP 2020	2/28/2021	10/1/2021	10/1/2021	10/1/2021
Grant date	Class A options	Class A options	Class B options	Class A RSUs

Share price on the measurement date (CHF)	7.30	28.33	2.83	28.33
Expected life of the award on the grant date (years)	7.0	0.2	0.2	n/a
Contractual life remaining (years)	5.2 years	—	—	n/a
Exercise price (CHF)	7.11 - 7.30	7.18 - 11.48	0.71	n/a
Expected dividend yield (%)	—	—	—	—
Risk-free interest rate (%)	(0.41)	0.04	0.04	n/a
Expected volatility of the share price (%)	40.51	31.00	31.00	n/a
Option value (CHF)	2.92 - 2.97	16.85 - 21.15	2.12	n/a

LTIP 2021	3/31/2022	3/31/2022	6/24/2022	9/23/2022
Grant date	Class A RSUs	Class A PSUs	Class A PSUs	Class A PSUs

Share price on the measurement date (CHF)	23.22	23.22	18.13	16.84

Founders' Plan 2021	10/1/2021
Grant date	Class A RSUs

Share price on the measurement date (CHF)	28.33

Tax Recognition Plan 2022	12/19/2022
Grant date	Class A shares

Share price on the measurement date (CHF)	15.25